Summary of Significant Accounting Policies - Schedule of basic and diluted loss per common share (Detail) - USD ($)	3 Months Ended								4 Months Ended	6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 26, 2021	Jun. 30, 2021	Jun. 27, 2021	Mar. 31, 2021	Mar. 28, 2021	Sep. 27, 2020	Jun. 28, 2020	Mar. 29, 2020	Dec. 31, 2020	Jun. 30, 2021	Sep. 26, 2021	Sep. 27, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Numerator:
Net loss	$ (30,200,000)		$ 23,098,000		$ (2,056,000)	$ 13,543,000	$ 12,509,000	$ 4,852,000			$ (9,158,000)	$ 30,904,000	$ 32,857,000	$ 561,000	$ (30,613,000)
Denominator: Weighted Average
Basic and diluted weighted average shares outstanding	106,285,072					67,673,884					80,735,661	67,673,884	67,673,884	67,673,884	67,673,884
Empower Ltd [Member]
Numerator:
Net loss		$ (12,859,424)		$ (3,017,488)					$ (4,443,894)	$ (15,876,912)
Denominator: Weighted Average
Basic and diluted weighted average shares outstanding		6,250,000							6,250,000	6,250,000
Basic and diluted net loss per ordinary share		$ (0.41)							$ (0.20)	$ (0.51)
Common Stock Subject to Possible Redemption [Member] | Empower Ltd [Member]
Numerator: Earnings allocable to Ordinary shares subject to possible redemption
Less: Income taxes and franchise fees									$ 0
Net Income allocable to shares subject to redemption									46,642
Numerator: Earnings allocable to Common stock subject to possible redemption Interest earned on marketable securities held in Trust Account									46,642
Numerator:
Net loss									(4,443,894)
Net earnings allocable to Common stock subject to possible redemption									$ 46,642
Denominator: Weighted Average
Basic and diluted weighted average shares outstanding									22,435,483
Basic and diluted net loss per ordinary share									$ 0.00
Non Redeemable Common Stock [Member] | Empower Ltd [Member]
Denominator: Weighted Average
Basic and diluted weighted average shares outstanding									7,850,413
Basic and diluted net loss per ordinary share									$ (0.58)
Non-Redeemable Net Loss Denominator: Weighted Average Non-Redeemable Common Stock									(4,490,536)
Common Class A [Member] | Empower Ltd [Member] | Second Amendment [Member]
Numerator:
Allocation of net loss, as adjusted		$ (10,287,539,000)							$ (3,172,845)	$ (12,701,530,000)
Denominator: Weighted Average
Basic and diluted weighted average shares outstanding		25,000,000								25,000,000
Basic and diluted net loss per ordinary share		$ (0.41)								$ (0.51)
Common Class A [Member] | Common Stock Subject to Possible Redemption [Member] | Empower Ltd [Member] | Second Amendment [Member]
Denominator: Weighted Average
Basic and diluted weighted average shares outstanding									15,601,504
Basic and diluted net loss per ordinary share									$ (0.20)
Common Class B [Member] | Empower Ltd [Member] | Second Amendment [Member]
Numerator:
Allocation of net loss, as adjusted		$ (2,571,885,000)							$ (1,271,049)	$ (3,175,382,000)
Denominator: Weighted Average
Basic and diluted weighted average shares outstanding		6,250,000								6,250,000
Basic and diluted net loss per ordinary share		$ (0.41)								$ (0.51)
Common Class B [Member] | Non Redeemable Common Stock [Member] | Empower Ltd [Member] | Second Amendment [Member]
Denominator: Weighted Average
Basic and diluted weighted average shares outstanding									6,250,000
Basic and diluted net loss per ordinary share									$ (0.20)